Financial liabilities and lease debts (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of financial liabilities [abstract]
Disclosure of Detailed Financial Liabilities and Lease Debts Explanatory	Detail of financial liabilities and lease debts

	As of December 31, 2025	As of June 30, 2026

	$ in thousands
Conditional advances	4,042	4,222
Lease debts	27,725	23,823
EIB loan	47,175	48,442
EIB warrants	22,059	12,863
Other non-current financial liabilities	735	658
Total non-current financial liabilities and non-current lease debts	101,738	90,008
Lease debts	7,701	6,774
State Guaranteed loan « PGE »	4,090	1,311
Other current financial liabilities	6,369	6,189
Total current financial liabilities and current lease debts	18,161	14,274
Trade payables	17,277	18,200
Other current liabilities	12,342	10,647
Total Financial liabilities and lease debts	149,518	133,129

Disclosure of reconciliation of movements of liabilities to cash flows arising from financing liabilities

Reconciliation of movements of liabilities to cash flows arising from financing liabilities is as follows:

	As of December 31, 2025	Debt repayments	Other non-cash transactions	Reclassifications	Interest expense	Interest paid	Non-cash change in fair value	Currency translation adjustment	As of June 30, 2026

	$ in thousands
Conditional advances	4,042	-	121	-	189	-	-	(130)	4,222
Lease debts	27,725	-	-	(3,748)	-	-	-	(155)	23,823
State Guaranteed loan « PGE »	-	-	-	-	-	-	-	-	-
EIB loan	47,175	-	-	-	2,761	-	-	(1,495)	48,442
EIB warrants	22,059	-	-	-	-	-	(8,735)	(462)	12,863
Other non-current financial liabilities	735	-	-	(77)	-	-	-	-	658
Total non-current financial liabilities and non-current lease debts	101,738	-	121	(3,825)	2,950	-	(8,735)	(2,241)	90,008
Lease debts (1)	7,701	(4,575)	-	3,748	823	(823)	-	(100)	6,774
State Guaranteed loan « PGE »	4,090	(2,711)	-	-	36	(45)	-	(60)	1,311
Other current financial liabilities	6,369	(72)	-	77	132	(131)	-	(187)	6,189
Total current financial liabilities and current lease debts	18,161	(7,357)	-	3,825	991	(999)	-	(346)	14,274

	As of December 31, 2024	Proceeds from new debts	Debt repayments	Other non-cash transactions	Reclassifications	Interest expense	Interest paid	Non-cash change in fair value	Currency translation adjustment	As of June 30, 2025

	$ in thousands
Conditional advances	3,189	-	-	-	-	196	-	-	423	3,808
Lease debts	34,245	-	-	-	(2,966)	-	-	-	984	32,264
State Guaranteed loan « PGE »	3,599	-	-	-	(2,539)	-	-	-	278	1,338
EIB loan	37,202	-	-	(11)	-	2,302	-	-	4,924	44,417
EIB warrants	6,010	-	-	-	-	-	-	(1,209)	683	5,484
Other non-current financial liabilities	881	-	-	-	(72)	-	-	-	-	809
Total non-current financial liabilities and non-current lease debts	85,127	-	-	(11)	(5,577)	2,498	-	(1,209)	7,292	88,120
Lease debts (1)	8,385	-	(4,254)	-	2,966	1,164	(1,164)	-	380	7,477
State Guaranteed loan « PGE »	4,841	-	(2,531)	9	2,539	78	(87)	-	620	5,469
Other current financial liabilities	11,293	-	(67)	41	72	247	(258)	-	1,433	12,761
Total current financial liabilities and current lease debts	24,519	-	(6,852)	50	5,577	1,489	(1,509)	-	2,433	25,707

(1) Payments on lease debts as presented on the Company's Interim Condensed Statements of Consolidated Cash Flows include debt repayments and related interests paid.

Disclosure of assumptions and results of the warrant valuation

The assumptions and results of the warrant valuation for Tranche A are detailed in the following tables:

Warrants Tranche A
Grant date *	4/17/2023
Expiration date	4/17/2043
Number of options granted	2,779,188
Share entitlement per option	1
Exercise price (in euros per option)	1.92
Valuation method	Longstaff Schwartz

* For valuation purposes, the grant date corresponds to the disbursement date of Tranche A, which is defined as the issuance date under the contract.

	Warrants Tranche A
	As of April 17, 2023	As of December 31, 2025	As of June 30, 2026
Number of warrants granted	2,779,188	2,779,188	2,779,188
Share price (in euros)	1.87	4.20	2.58
Average life of options (in years)	20.00	17.30	16.80
Expected volatility	81.3%	89.7%	90.9%
Risk free rate	2.85%	3.3%	3.2%
Expected dividends	0%	0%	0%
Fair value per option (in euros per share)	1.73	3.84	2.36
Fair value in $ thousands	5,280	12,546	7,467

The assumptions and results of the warrant valuation for Tranche B are detailed in the following tables:

Warrants Tranche B
Grant date *	1/25/2024
Expiration date	1/25/2044
Number of options granted	1,460,053
Share entitlement per option	1
Exercise price (in euros per option)	2.53
Valuation method	Longstaff Schwartz

* For valuation purposes, the grant date corresponds to the disbursement date of Tranche B, which is defined as the issuance date under the contract.

	Warrants Tranche B
	As of January 25, 2024	As of December 31, 2025	As of June 30, 2026
Number of warrants granted	1,460,053	1,460,053	1,460,053
Share price (in euros)	2.51	4.20	2.58
Average life of options (in years)	20.00	18.09	17.59
Expected volatility	60.4%	89.7%	90.9%
Risk free rate	2.7%	3.3%	3.2%
Expected dividends	0%	0%	0%
Fair value per options (in euros per share)	2.22	3.89	2.25
Fair value in $ thousands	3,534	6,679	3,745

The assumptions and results of the warrant valuation for Tranche C are detailed in the following tables:

Warrants Tranche C
Grant date *	12/18/2024
Expiration date	12/18/2044
Number of options granted	611,426
Share entitlement per option	1
Exercise price (in euros per option)	1.70
Valuation method	Longstaff Schwartz

* For valuation purposes, the grant date corresponds to the disbursement date of Tranche C, which is defined as the issuance date under the contract.

	Warrants Tranche C
	As of December 18, 2024	As of December 31, 2025	As of June 30, 2026
Number of warrants granted	611,426	611,426	611,426
Share price (in euros)	1.56	4.20	2.58
Average life of options (in years)	20.00	18.97	18.47
Expected volatility	45.3%	89.7%	90.9%
Risk free rate	2.2%	3.3%	3.2%
Expected dividends	0%	0%	0%
Fair value per options (in euros per share)	1.19	3.94	2.37
Fair value in $ thousands	755	2,834	1,651

Disclosure of sensitivity analysis on the expected volatility

We conducted sensitivity analysis on the expected volatility. As shown in the tables below, the sensitivity of the fair value to the expected volatility is not significant:

As of June 30, 2026	Fair value in $ thousands
Expected volatility -5%	7,538
Expected volatility	7,467
Expected volatility +5%	7,303

We conducted sensitivity analysis on the expected volatility. As shown in the tables below, the sensitivity of the fair value to the expected volatility is not significant:

As of June 30, 2026	Fair value in $ thousands
Expected volatility -5%	3,812
Expected volatility	3,745
Expected volatility +5%	3,638

We conducted sensitivity analysis on the expected volatility. As shown in the tables below, the sensitivity of the fair value to the expected volatility is not significant:

As of June 30, 2026	Fair value in $ thousands
Expected volatility -5%	1,684
Expected volatility	1,651
Expected volatility +5%	1,651

Remaining contractual maturities of financial liabilities	Remaining contractual maturities

Balance as of June 30, 2026	Book value	Less than One Year	One to Five Years	More than Five Years
	$ in thousands
Lease debts	30,597	7,806	22,667	6,452
Financial liabilities	73,685	7,616	73,923	3,111
Trade payables	18,200	18,200	-	-
Other current liabilities	10,647	10,647	-	-
Total financial liabilities and lease debts	133,129	44,270	96,589	9,563

Balance as of December 31, 2025	Book value	Less than One Year	One to Five Years	More than Five Years
	$ in thousands
Lease debts	35,426	10,151	25,406	7,881
Financial liabilities	84,472	10,722	79,206	34
Trade payables	17,277	17,277	-	-
Other current liabilities	12,342	12,342	-	-
Total financial liabilities and lease debts	149,518	50,492	104,613	7,915

The above remaining contractual maturities are undiscounted amounts and include future interests to be paid.